Note 4 - Loans - Aging Analysis of Past Due Loans, Segregated by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross loans	$ 642,028	$ 585,591
Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	2,461	3,005
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	528	1,271
Financial Asset, Past Due [Member]
Gross loans	2,989	4,276
Financial Asset, Not Past Due [Member]
Gross loans	639,039	581,315
Credit Card Receivable [Member]
Gross loans	3,377
Real Estate Portfolio Segment [Member]
Gross loans	531,154	472,857
Real Estate Portfolio Segment [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	2,226	2,770
Real Estate Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	246	959
Real Estate Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans	2,472	3,729
Real Estate Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans	528,682	469,128
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Gross loans	66,942	52,731
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	32	0
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	0	4
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, Past Due [Member]
Gross loans	32	4
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Gross loans	66,910	52,727
Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Gross loans	10,825	11,437
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	90	38
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	0	30
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, Past Due [Member]
Gross loans	90	68
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, Not Past Due [Member]
Gross loans	10,735	11,369
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Gross loans	95,161	92,148
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	1,024	1,799
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	179	439
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, Past Due [Member]
Gross loans	1,203	2,238
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, Not Past Due [Member]
Gross loans	93,958	89,910
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Gross loans	358,226	316,541
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	1,080	933
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	67	486
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Past Due [Member]
Gross loans	1,147	1,419
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Not Past Due [Member]
Gross loans	357,079	315,122
Commercial Portfolio Segment [Member]
Gross loans	93,484	97,004
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	54	113
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	270	277
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans	324	390
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans	93,160	96,614
Commercial Portfolio Segment [Member] | Farmland Loan [Member]
Gross loans	424	504
Commercial Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	0	4
Commercial Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	0	0
Commercial Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, Past Due [Member]
Gross loans	0	4
Commercial Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset, Not Past Due [Member]
Gross loans	424	500
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Gross loans	93,060	96,500
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	54	109
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	270	277
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Financial Asset, Past Due [Member]
Gross loans	324	386
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Financial Asset, Not Past Due [Member]
Gross loans	92,736	96,114
Consumer Portfolio Segment [Member]
Gross loans	17,390	15,730
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	181	122
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	12	35
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans	193	157
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans	17,197	15,573
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Gross loans	3,377	2,738
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	65	56
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	12	12
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, Past Due [Member]
Gross loans	77	89
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, Not Past Due [Member]
Gross loans	3,300	2,649
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Gross loans	14,013	12,992
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member]
Gross loans	116	66
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans	0	23
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, Past Due [Member]
Gross loans	116	68
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, Not Past Due [Member]
Gross loans	$ 13,897	$ 12,924